NOTE 3 - ACQUISITIONS (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Business Acquisition, Pro Forma Revenue	$ 113,621,000	$ 100,700,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	509,000
Purcahse Price Adjustment Allocated to Goodwill	182,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration	1,630,000	0
Payments to Acquire Businesses, Net of Cash Acquired	9,195,000	0
Business Acquisition, Contingent Consideration, at Fair Value	359,000	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount	176
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles	71
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred	282
Minimum [Member] | Acquisition of Smith-Renaud, Inc Assets [Member]
Business Acquisition, Preacquisition Contingency, Amount	0
Maximum [Member] | Acquisition of Smith-Renaud, Inc Assets [Member]
Business Acquisition, Preacquisition Contingency, Amount	650,000
Before Subsequent Adjustment in September 2012 [Member]
Business Acquisition, Cost of Acquired Entity, Transaction Costs	417,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	11,094,000
EBTEC [Member]
Business Acquisition, Pro Forma Revenue	7,193
Business Acquisition, Cost of Acquired Entity, Purchase Price	10,892,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration	1,630,000
Stock Issued During Period, Shares, Acquisitions (in Shares)	150,523
Cash Acquired from Acquisition	217,000
Payments to Acquire Businesses, Net of Cash Acquired	9,045,000
After Subsequent Adjustment in September 2012 [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	10,892,000
Acquisition of Smith-Renaud, Inc Assets [Member]
Business Acquisition, Cost of Acquired Entity, Transaction Costs	4,000
Business Acquisition, Pro Forma Revenue	442
Business Acquisition, Cost of Acquired Entity, Purchase Price	685,000
Business Acquisition, Preacquisition Contingency, Description	additional installments upon meeting certain measures of earnings before interest, taxes depreciation and amortization ("EBITDA") on each of the first three anniversaries of the closing
Other Payments to Acquire Businesses	150,000
Business Acquisition, Contingent Consideration, at Fair Value	$ 359
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	150